Submission	Jul. 08, 2026
Submission [Line Items]
Central Index Key	0001830974
Registrant Name	Aspiriant Capital Appreciation Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES